CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total net revenues	¥ 6,502,400	$ 929,831	¥ 6,079,115	¥ 6,994,328
Cost of revenues	5,630,267	805,117	5,269,661	6,179,125
Research and development expenses	496,677	71,024	512,637	578,610
Sales and marketing expenses	266,567	38,119	274,049	440,605
General and administrative expenses	308,875	44,169	254,840	320,838
Foreign currency translation adjustments, tax	0		0	0
Share-based compensation	73,592	10,523	64,520	78,265
Cost of revenues
Share-based compensation	12,091	1,729	15,566	16,137
Research and development expenses
Share-based compensation	22,772	3,256	27,269	40,679
Sales and marketing expenses
Share-based compensation	1,141	163	1,147	2,842
General and administrative expenses
Share-based compensation	¥ 37,588	$ 5,375	¥ 20,538	¥ 18,607
Class A ordinary shares
Number of underlying shares represented by one ADR	1	1	1	1
Related parties
Total net revenues	¥ 486,718		¥ 669,070	¥ 142,746
Cost of revenues	460,683		358,613	421,567
Research and development expenses	1,049		1,861	4,345
Sales and marketing expenses	13,014		3,533	62,889
General and administrative expenses	¥ 3,603		¥ 3,478	¥ 350